Stockholders' Equity (Details) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 03, 2017	Aug. 02, 2017	Jun. 06, 2016	Mar. 27, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 13, 2018
Stockholders' Equity (Textual)
Issuance of common shares for cash						$ 7,111,325	$ 5,323,026
Capital distribution in connection with acquisition of a subsidiary							$ (4,418,425)
Ownership percentage									30.00%
Common stock, par value						$ 0.001		$ 0.001
Common stock, shares outstanding						10,809,000		10,809,000
Escrow deposit								$ 5,500,000
Jinzheng [Member]
Stockholders' Equity (Textual)
Capital distribution in connection with acquisition of a subsidiary				$ (4,418,425)
Incorporator [Member]
Stockholders' Equity (Textual)
Issuance of common shares for cash, Shares				73,000	10,000
Issuance of common shares for cash				$ 47,450	$ 10
Common stock, par value				$ 0.65	$ 0.001
Three Third Party Individuals [Member]
Stockholders' Equity (Textual)
Issuance of common shares for cash, Shares			724,000
Debt converted amount			$ 3,077,000
Common stock, par value			$ 4.25
Third Party Individual [Member]
Stockholders' Equity (Textual)
Issuance of common shares for cash, Shares			275,000
Debt converted amount			$ 770,000
Common stock, par value			$ 2.80
Six Individuals and Seven Companies [Member]
Stockholders' Equity (Textual)
Issuance of common shares for cash, Shares				8,117,000
Issuance of common shares for cash				$ 5,276,050
Common share price per share				$ 0.65
IPO [Member]
Stockholders' Equity (Textual)
Issuance of common shares for cash, Shares	210,000	1,400,000
Issuance of common shares for cash	$ 966,000	$ 6,145,325
Common stock, par value	$ 5	$ 5						$ 0.001
Common stock, shares outstanding								9,199,000
Escrow deposit		$ 500,000
Initial potential amount non cash		500,000
Amount of net proceeds		$ 6,100,000
Description of escrow account		The $6.1 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of August 2, 2017 and was presented as restricted cash, in the accompanying consolidated balance sheets.